Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2020
24. Contingent liabilities and commitments
Contingent liabilities and commitments

24 Contingent liabilities and commitments

Accounting for contingent liabilities Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the likelihood of an outflow of economic resources is remote.

The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2020	2019
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,138	17,006
Performance guarantees, acceptances and endorsements	5,794	6,771
Total contingent liabilities	20,932	23,777
Of which: Financial guarantees carried at fair value	229	43

Documentary credits and other short-term trade related transactions	1,086	1,291
Standby facilities, credit lines and other commitments	263,936	268,736
Total commitments	265,022	270,027
Of which: Loan commitments carried at fair value	9,248	17,660

Expected credit losses held against contingent liabilities and commitments equal £769m (2019: £252m) for Barclays Bank Group are reported in Note 23.

Further details on contingent liabilities relating to legal and competition and regulatory matters can be found in Note 25.